Revenues (Details) - Schedule of Contract Liabilities from Contracts with Customers - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Contract Liabilities From Contracts With Customers [Abstract]
Contract liabilities, current	$ 158,942	$ 152,709
Contract liabilities, non-current	$ 47,469	$ 42,173